Consolidated Statements of Shareholders' Equity (EUR €) In Thousands	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	€ 106,962	€ (99,632)	€ 7,330
Balance (in Shares) at Dec. 31, 2009	14,956
Stock-based compensation	1,523		1,523
Net income (loss)		4,077	4,077
Balance at Dec. 31, 2010	108,485	(95,555)	12,930
Balance (in Shares) at Dec. 31, 2010	14,956
Stock-based compensation	1,666		1,666
Issuance of common stock upon exercise of stock options	77		77
Issuance of common stock upon exercise of stock options (in Shares)	13
Net income (loss)		2,710	2,710
Balance at Dec. 31, 2011	110,228	(92,845)	17,383
Balance (in Shares) at Dec. 31, 2011	14,969
Stock-based compensation	1,916		1,916
Issuance of common stock upon exercise of stock options	277		277
Issuance of common stock upon exercise of stock options (in Shares)	69
Net income (loss)		774	774
Balance at Dec. 31, 2012	€ 112,421	€ (92,071)	€ 20,350
Balance (in Shares) at Dec. 31, 2012	15,038